Schedule of Investments (unaudited)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.1%
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(a)	USD19,107	$19,882,438
7.50%, 06/01/29(a)(b)	USD19,137	18,911,664
7.50%, 03/15/33(a)(b)	USD14,774	15,556,917
7.75%, 04/15/28(a)	USD15,940	15,949,151
7.88%, 04/01/30(a)(b)	USD12,691	13,371,015
Lamar Media Corp.
3.63%, 01/15/31(b)	USD6,583	6,203,273
3.75%, 02/15/28	USD9,027	8,841,126
4.00%, 02/15/30(b)	USD7,849	7,585,551
4.88%, 01/15/29	USD2,768	2,761,183
5.38%, 11/01/33(a)	USD6,720	6,729,633
Neptune Bidco U.S. Inc.
9.29%, 04/15/29(a)(b)	USD42,812	42,664,299
10.38%, 05/15/31(a)	USD4,790	4,838,033
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	USD7,538	7,321,756
4.63%, 03/15/30(a)(b)	USD7,148	6,953,962
5.00%, 08/15/27(a)	USD9,470	9,455,636
7.38%, 02/15/31(a)	USD8,046	8,533,967
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	USD16,906	16,413,567
		211,973,171
Aerospace & Defense — 2.4%
ATI Inc., 7.25%, 08/15/30(b)	USD8,185	8,648,607
Bombardier Inc.
6.00%, 02/15/28(a)(b)	USD14,397	14,439,846
6.75%, 06/15/33(a)	USD10,379	10,968,631
7.00%, 06/01/32(a)(b)	USD8,470	8,931,894
7.25%, 07/01/31(a)(b)	USD9,121	9,714,584
7.50%, 02/01/29(a)	USD13,103	13,674,440
8.75%, 11/15/30(a)	USD14,282	15,424,421
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	USD4,043	878,929
Spirit AeroSystems Inc.
4.60%, 06/15/28(b)	USD6,744	6,778,365
9.38%, 11/30/29(a)(b)	USD17,660	18,546,509
9.75%, 11/15/30(a)(b)	USD18,734	20,526,450
TransDigm Inc.
4.63%, 01/15/29(b)	USD19,608	19,347,874
4.88%, 05/01/29(b)	USD13,948	13,855,442
6.00%, 01/15/33(a)	USD25,553	26,136,866
6.25%, 01/31/34(a)(b)	USD8,799	9,122,450
6.38%, 03/01/29(a)(b)	USD42,655	43,960,926
6.38%, 05/31/33(a)	USD43,813	44,970,101
6.63%, 03/01/32(a)	USD39,189	40,742,758
6.75%, 08/15/28(a)(b)	USD37,048	37,821,073
6.75%, 01/31/34(a)	USD35,279	36,899,467
6.88%, 12/15/30(a)(b)	USD21,907	22,841,033
7.13%, 12/01/31(a)	USD15,748	16,527,767
		440,758,433
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)(b)	USD7,789	7,786,802
6.00%, 06/15/30(a)(b)	USD16,389	16,615,034
		24,401,836
Airlines — 0.8%
American Airlines Inc.
7.25%, 02/15/28(a)(b)	USD13,232	13,535,497
8.50%, 05/15/29(a)(b)	USD17,760	18,537,535
Security	Par (000)	Value
Airlines (continued)
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	USD53,947	$54,550,935
JetBlue Airways Corp., 9.88%, 09/20/31(a)(b)	USD37,354	36,876,635
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	USD16,998	16,358,008
7.88%, 05/01/27(a)	USD10,263	10,333,681
9.50%, 06/01/28(a)(b)	USD7,601	7,869,916
		158,062,207
Apparel — 0.3%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(a)(b)(d)	USD34,981	37,963,725
VF Corp.
2.80%, 04/23/27	USD4,514	4,398,597
2.95%, 04/23/30(b)	USD11,016	9,870,967
		52,233,289
Auto Manufacturers — 1.4%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	USD14,440	13,468,991
4.75%, 10/01/27(a)	USD5,948	5,931,453
5.88%, 06/01/29(a)	USD6,787	6,883,632
5.88%, 12/01/33(a)	USD4,700	4,736,993
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	USD16,817	14,751,662
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	USD6,428	6,321,446
5.50%, 07/15/29(a)(b)	USD3,674	3,672,659
5.88%, 01/15/28(a)(b)	USD6,593	6,600,714
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(a)(b)	USD9,841	9,240,436
5.30%, 09/13/27(a)	USD6,417	6,408,166
5.63%, 09/29/28(a)	USD12,821	12,777,764
6.13%, 09/30/30(a)(b)	USD22,057	21,861,116
7.05%, 09/15/28(a)(b)	USD12,312	12,696,498
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	USD45,188	44,276,418
4.81%, 09/17/30(a)(b)	USD42,648	39,981,417
7.50%, 07/17/30(a)	USD17,410	18,116,122
7.75%, 07/17/32(a)	USD12,905	13,546,564
8.13%, 07/17/35(a)(b)	USD21,994	23,301,556
		264,573,607
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	USD6,042	6,194,599
7.50%, 02/15/33(a)(b)	USD11,812	12,238,588
8.25%, 04/15/31(a)(b)	USD7,719	8,118,381
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	USD8,646	8,270,687
6.38%, 10/15/32(a)	USD15,020	15,124,036
6.88%, 07/01/28(b)	USD3,957	3,966,566
7.75%, 10/15/33(a)(b)	USD19,366	19,546,470
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)(e)	USD6,361	6,515,631
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	USD10,325	10,582,528
6.75%, 02/15/30(a)(b)	USD18,711	19,413,179
6.75%, 09/15/32(a)	USD19,786	20,363,385
Dana Inc.
4.25%, 09/01/30(b)	USD2,105	2,071,088

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.38%, 11/15/27	USD5,185	$5,190,456
5.63%, 06/15/28(b)	USD6,246	6,253,498
Forvia SE
6.75%, 09/15/33(a)	USD7,688	7,829,874
8.00%, 06/15/30(a)(b)	USD6,982	7,431,554
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	USD10,342	10,312,308
5.00%, 07/15/29(b)	USD13,320	12,925,359
5.25%, 04/30/31(b)	USD8,209	7,835,284
5.25%, 07/15/31	USD8,796	8,283,224
5.63%, 04/30/33(b)	USD6,145	5,730,719
6.63%, 07/15/30(b)	USD8,183	8,317,572
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(b)(d)	USD5,196	5,191,599
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(a)(b)(d)	USD7,254	7,555,150
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(a)(d)	USD6,512	6,774,660
Qnity Electronics Inc.
5.75%, 08/15/32(a)(b)	USD16,676	17,118,538
6.25%, 08/15/33(a)	USD12,761	13,207,051
Tenneco Inc., 8.00%, 11/17/28(a)	USD32,274	32,261,048
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	USD13,542	13,175,998
6.88%, 04/14/28(a)(b)	USD10,165	10,373,494
6.88%, 04/23/32(a)(b)	USD11,369	10,797,434
7.13%, 04/14/30(a)(b)	USD10,443	10,352,718
7.50%, 03/24/31(a)	USD25,738	25,450,604
		364,773,280
Banks — 0.1%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	USD6,769	6,777,439
12.25%, 10/01/30(a)	USD7,771	8,612,444
		15,389,883
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	USD10,211	9,896,688
6.25%, 04/01/29(a)	USD13,454	13,534,058
		23,430,746
Biotechnology — 0.1%
Genmab A/S
6.25%, 12/15/32(a)	USD9,385	9,638,919
7.25%, 12/15/33(a)	USD3,275	3,360,969
		12,999,888
Building Materials — 2.1%
Builders FirstSource Inc.
4.25%, 02/01/32(a)(b)	USD21,237	20,180,459
5.00%, 03/01/30(a)	USD8,774	8,743,049
6.38%, 06/15/32(a)(b)	USD11,922	12,408,168
6.38%, 03/01/34(a)	USD18,837	19,608,198
6.75%, 05/15/35(a)(b)	USD12,827	13,541,368
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	USD11,247	9,394,704
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	USD8,696	7,001,698
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	USD48,322	49,958,773
Security	Par (000)	Value
Building Materials (continued)
6.75%, 07/15/31(a)(b)	USD7,451	$7,796,097
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	USD10,816	11,044,385
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	USD7,712	7,273,534
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	USD65,994	68,595,978
6.75%, 03/01/33(a)(b)	USD25,756	26,839,411
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	USD18,321	18,366,436
8.88%, 11/15/31(a)(b)	USD15,617	16,579,246
Standard Building Solutions Inc., 6.25%, 08/01/33(a)	USD19,093	19,593,510
Standard Industries Inc./New York
3.38%, 01/15/31(a)	USD17,502	16,060,724
4.38%, 07/15/30(a)	USD28,773	27,893,619
4.75%, 01/15/28(a)	USD18,788	18,697,265
6.50%, 08/15/32(a)	USD16,640	17,171,848
		396,748,470
Chemicals — 2.8%
ASP Unifrax Holdings Inc., 7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(d)	USD21	3,128
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	USD6,763	7,148,965
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	USD10,931	10,564,511
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	USD5,984	5,980,664
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	USD13,175	13,150,494
6.67%, 07/15/27	USD24,229	24,913,564
6.75%, 04/15/33(b)	USD17,673	17,597,870
6.83%, 07/15/29	USD14,452	14,893,657
6.85%, 11/15/28	USD17,517	18,109,390
6.88%, 07/15/32(b)	USD16,654	16,978,826
7.05%, 11/15/30	USD16,580	17,195,251
7.20%, 11/15/33(b)	USD14,895	15,566,136
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	USD8,859	7,912,748
5.38%, 05/15/27(b)	USD7,040	7,039,239
5.75%, 11/15/28(a)(b)	USD12,493	12,137,276
8.00%, 01/15/33(a)(b)	USD8,718	8,474,034
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.37%)(e)	USD11,773	9,171,756
Huntsman International LLC
2.95%, 06/15/31(b)	USD5,801	4,799,301
4.50%, 05/01/29	USD12,413	11,884,410
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	USD6,653	6,157,296
7.50%, 04/15/29(a)(b)	USD10,446	9,385,139
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)(b)	USD17,212	16,831,785
Methanex Corp.
5.13%, 10/15/27(b)	USD10,956	10,974,848
5.25%, 12/15/29(b)	USD11,794	11,792,691
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	USD9,743	9,963,604
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	USD8,400	8,199,429
5.25%, 06/01/27(a)	USD14,428	14,412,670

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
7.00%, 12/01/31(a)	USD6,098	$6,481,285
8.50%, 11/15/28(a)	USD7,011	7,338,789
9.00%, 02/15/30(a)	USD13,496	14,442,728
Olin Corp.
5.00%, 02/01/30(b)	USD7,479	7,328,406
5.63%, 08/01/29(b)	USD10,760	10,788,108
6.63%, 04/01/33(a)(b)	USD8,850	8,787,644
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	USD16,035	15,359,679
6.25%, 10/01/29(a)(b)	USD5,901	5,696,383
7.25%, 06/15/31(a)	USD12,326	12,361,367
Series 144*, 7.25%, 02/15/33(a)	USD24,913	24,741,093
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)	USD20,184	20,061,865
6.63%, 05/01/29(a)(b)	USD11,016	11,060,218
Solstice Advanced Materials Inc., 5.63%, 09/30/33(a)	USD9,941	9,998,792
Tronox Inc.
4.63%, 03/15/29(a)(b)	USD14,378	9,168,372
9.13%, 09/30/30(a)(b)	USD6,935	6,518,251
WR Grace Holdings LLC
4.88%, 06/15/27(a)	USD10,270	10,178,535
5.63%, 08/15/29(a)	USD16,512	15,541,783
6.63%, 08/15/32(a)(b)	USD12,431	12,312,924
		519,404,904
Commercial Services — 5.4%
ADT Security Corp., 5.88%, 10/15/33(a)	USD16,949	17,224,025
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	USD13,448	13,071,305
Albion Financing 1 SARL/Aggreko Holdings Inc., 7.00%, 05/21/30(a)	USD25,608	26,611,598
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD37,061	38,999,668
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	USD17,307	16,960,903
6.88%, 06/15/30(a)(b)	USD19,700	20,331,722
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	USD37,530	36,862,384
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	USD10,012	9,715,995
5.38%, 03/01/29(a)(b)	USD10,476	10,139,036
8.00%, 02/15/31(a)(b)	USD9,341	9,546,866
8.25%, 01/15/30(a)(b)	USD11,767	12,142,665
8.38%, 06/15/32(a)(b)	USD11,805	12,127,679
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD17,962	18,254,729
Block Inc.
3.50%, 06/01/31(b)	USD14,299	13,404,018
5.63%, 08/15/30(a)(b)	USD21,062	21,445,689
6.00%, 08/15/33(a)	USD19,097	19,628,088
6.50%, 05/15/32(b)	USD34,792	36,408,784
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)(b)	USD38,484	40,927,188
Brink's Co. (The)
4.63%, 10/15/27(a)	USD8,993	8,968,062
6.50%, 06/15/29(a)	USD5,716	5,906,886
6.75%, 06/15/32(a)(b)	USD4,777	4,980,665
Security	Par (000)	Value
Commercial Services (continued)
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD12,804	$12,407,479
4.88%, 07/01/29(a)(b)	USD13,450	12,701,373
EquipmentShare.com Inc.
8.00%, 03/15/33(a)(b)	USD8,174	8,334,345
8.63%, 05/15/32(a)	USD9,447	9,732,033
9.00%, 05/15/28(a)	USD16,912	17,293,024
Garda World Security Corp.
6.00%, 06/01/29(a)(b)	USD7,899	7,731,473
7.75%, 02/15/28(a)(b)	USD4,207	4,311,673
8.25%, 08/01/32(a)	USD8,761	8,934,259
8.38%, 11/15/32(a)	USD16,036	16,428,149
GEO Group Inc. (The)
8.63%, 04/15/29	USD13,199	13,923,093
10.25%, 04/15/31(b)	USD10,773	11,823,344
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	USD21,637	21,639,402
6.63%, 06/15/29(a)(b)	USD11,746	12,178,647
7.00%, 06/15/30(a)	USD31,198	32,798,748
7.25%, 06/15/33(a)(b)	USD21,374	22,626,749
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	USD9,166	8,917,372
5.00%, 12/01/29(a)(b)	USD14,533	9,889,707
12.63%, 07/15/29(a)(b)	USD18,749	18,715,606
ION Platform Finance U.S. Inc., 7.88%, 09/30/32(a)(b)	USD27,785	26,467,563
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	USD17,711	17,313,512
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	USD20,342	20,940,236
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	USD17,195	17,684,547
10.88%, 08/01/29(a)(b)	USD7,713	7,768,386
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	USD4,270	4,354,716
Service Corp. International/U.S.
3.38%, 08/15/30(b)	USD14,456	13,538,041
4.00%, 05/15/31	USD11,130	10,631,703
4.63%, 12/15/27	USD6,418	6,396,890
5.13%, 06/01/29(b)	USD12,790	12,841,682
5.75%, 10/15/32(b)	USD14,280	14,570,184
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(a)	USD25,086	26,058,898
Sotheby's, 7.38%, 10/15/27(a)	USD12,603	12,526,083
United Rentals North America Inc.
3.75%, 01/15/32(b)	USD11,035	10,372,431
3.88%, 11/15/27	USD11,103	11,001,441
3.88%, 02/15/31	USD17,155	16,384,919
4.00%, 07/15/30	USD9,216	8,913,600
4.88%, 01/15/28(b)	USD21,982	21,997,080
5.25%, 01/15/30(b)	USD10,513	10,661,100
5.38%, 11/15/33(a)	USD14,335	14,375,443
5.50%, 05/15/27	USD6,388	6,389,731
6.13%, 03/15/34(a)(b)	USD15,959	16,681,563
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	USD18,706	19,713,206
Williams Scotsman Inc.
4.63%, 08/15/28(a)(b)	USD7,030	6,954,349
6.63%, 06/15/29(a)	USD7,606	7,848,672
6.63%, 04/15/30(a)	USD6,543	6,755,445

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
7.38%, 10/01/31(a)(b)	USD7,726	$8,060,981
		1,001,246,833
Computers — 0.8%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	USD15,642	16,415,147
CACI International Inc., 6.38%, 06/15/33(a)(b)	USD16,752	17,460,730
McAfee Corp., 7.38%, 02/15/30(a)(b)	USD35,102	30,644,674
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD23,800	25,742,485
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	USD8,399	8,341,857
5.13%, 04/15/29(a)	USD5,197	5,141,608
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)(b)	USD4,917	4,788,344
5.88%, 07/15/30(a)	USD4,691	4,825,612
8.25%, 12/15/29(a)(b)	USD9,103	9,675,672
8.50%, 07/15/31(a)	USD8,686	9,238,328
9.63%, 12/01/32(a)(b)	USD11,064	12,585,964
		144,860,421
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	USD8,092	7,623,884
5.50%, 06/01/28(a)(b)	USD11,184	11,175,138
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	USD18,131	18,692,263
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	USD11,943	11,499,126
6.13%, 09/30/32(b)	USD10,895	10,620,969
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	USD11,329	10,548,201
5.13%, 01/15/28(a)	USD6,012	6,008,840
		76,168,421
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	USD4,056	3,885,872
4.00%, 01/15/28(a)(b)	USD9,495	9,386,500
RB Global Holdings Inc.
6.75%, 03/15/28(a)(b)	USD7,343	7,514,270
7.75%, 03/15/31(a)(b)	USD13,045	13,667,909
		34,454,551
Diversified Financial Services — 5.5%
AG Issuer LLC, 6.25%, 03/01/28(a)	USD4,843	4,854,145
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(e)	USD9,805	9,858,512
6.70%, 02/14/33(b)	USD7,488	7,831,498
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	USD8,266	8,306,127
10.00%, 08/15/30(a)	USD11,796	12,796,616
Azorra Finance Ltd.
7.25%, 01/15/31(a)	USD7,355	7,689,686
7.75%, 04/15/30(a)	USD9,569	10,112,041
Bread Financial Holdings Inc., 8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(e)	USD5,570	5,706,992
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	USD5,957	5,933,494
7.50%, 07/15/33(a)	USD9,928	9,720,693
9.25%, 07/01/31(a)	USD10,588	11,011,149
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	USD17,006	16,052,698
3.63%, 10/01/31(a)(b)	USD12,337	10,942,617
Security	Par (000)	Value
Diversified Financial Services (continued)
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	USD7,849	$7,832,033
9.25%, 12/15/28(a)	USD9,338	9,798,952
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/32(a)	USD7,900	7,985,322
Encore Capital Group Inc.
6.63%, 04/15/31(a)	USD7,275	7,263,735
8.50%, 05/15/30(a)(b)	USD7,093	7,544,481
9.25%, 04/01/29(a)(b)	USD5,727	6,048,519
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	USD14,519	14,993,748
Freedom Mortgage Holdings LLC
7.88%, 04/01/33(a)(b)	USD7,390	7,632,339
8.38%, 04/01/32(a)	USD9,945	10,426,085
9.13%, 05/15/31(a)	USD11,003	11,763,402
9.25%, 02/01/29(a)(b)	USD21,781	22,945,310
GGAM Finance Ltd.
5.88%, 03/15/30(a)	USD5,972	6,056,370
6.88%, 04/15/29(a)(b)	USD6,082	6,317,004
8.00%, 02/15/27(a)	USD13,243	13,547,084
8.00%, 06/15/28(a)(b)	USD9,510	10,058,438
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	USD15,503	16,043,900
goeasy Ltd.
6.88%, 02/15/31(a)(b)	USD7,624	7,207,562
7.38%, 10/01/30(a)(b)	USD5,799	5,610,992
7.63%, 07/01/29(a)(b)	USD10,073	9,993,018
9.25%, 12/01/28(a)	USD9,330	9,611,641
Series 144*, 6.88%, 05/15/30(a)(b)	USD6,878	6,561,199
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	USD9,339	9,174,185
6.13%, 11/01/32(a)(b)	USD25,765	26,224,771
6.75%, 05/01/33(a)	USD30,586	31,956,241
7.13%, 04/30/31(a)	USD22,530	23,737,076
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	USD15,418	14,622,200
6.63%, 10/15/31(a)(b)	USD9,016	8,808,462
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	USD4,408	4,104,216
6.50%, 05/01/28(a)	USD15,972	15,744,218
Navient Corp.
4.88%, 03/15/28	USD7,812	7,702,365
5.00%, 03/15/27	USD10,636	10,613,002
5.50%, 03/15/29(b)	USD10,702	10,523,544
7.88%, 06/15/32(b)	USD7,192	7,425,740
9.38%, 07/25/30(b)	USD7,346	8,110,245
11.50%, 03/15/31(b)	USD8,334	9,288,454
OneMain Finance Corp.
3.50%, 01/15/27(b)	USD11,792	11,625,526
3.88%, 09/15/28	USD8,868	8,589,353
4.00%, 09/15/30(b)	USD13,183	12,354,679
5.38%, 11/15/29(b)	USD12,605	12,551,924
6.13%, 05/15/30(b)	USD12,554	12,753,320
6.50%, 03/15/33(b)	USD13,512	13,586,788
6.63%, 01/15/28(b)	USD11,510	11,802,681
6.63%, 05/15/29	USD14,232	14,709,955
6.75%, 03/15/32(b)	USD10,959	11,211,891
7.13%, 11/15/31(b)	USD12,771	13,276,682
7.13%, 09/15/32(b)	USD13,120	13,591,837
7.50%, 05/15/31	USD11,565	12,143,415
7.88%, 03/15/30	USD13,458	14,249,635

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Osaic Holdings Inc.
6.75%, 08/01/32(a)(b)	USD6,475	$6,702,250
8.00%, 08/01/33(a)	USD6,119	6,297,547
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	USD11,281	11,023,546
5.75%, 09/15/31(a)(b)	USD8,104	8,171,875
6.75%, 02/15/34(a)	USD11,232	11,589,108
6.88%, 05/15/32(a)	USD12,922	13,509,040
6.88%, 02/15/33(a)(b)	USD13,951	14,536,017
7.13%, 11/15/30(a)	USD10,443	10,925,989
7.88%, 12/15/29(a)(b)	USD14,664	15,632,085
PRA Group Inc.
8.38%, 02/01/28(a)	USD7,795	7,963,601
8.88%, 01/31/30(a)(b)	USD8,730	9,057,033
Rocket Companies Inc.
6.13%, 08/01/30(a)	USD33,070	34,315,152
6.38%, 08/01/33(a)(b)	USD31,575	33,089,830
Rocket Cos. Inc
6.50%, 08/01/29(a)	USD13,458	13,976,560
7.13%, 02/01/32(a)(b)	USD16,485	17,329,658
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)	USD14,346	13,859,970
3.88%, 03/01/31(a)(b)	USD21,048	19,841,318
4.00%, 10/15/33(a)(b)	USD14,050	13,018,476
SLM Corp.
3.13%, 11/02/26	USD5,248	5,153,858
6.50%, 01/31/30	USD5,665	5,907,735
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	USD8,719	9,037,902
StoneX Group Inc., 7.88%, 03/01/31(a)(b)	USD8,801	9,319,405
Synchrony Financial, 7.25%, 02/02/33(b)	USD12,991	13,902,817
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	USD8,861	8,765,927
5.75%, 06/15/27(a)	USD5,501	5,506,071
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	USD16,838	16,907,470
6.63%, 02/01/30(a)(b)	USD9,458	9,612,244
		1,021,492,291
Electric — 4.1%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(e)	USD7,768	7,563,977
7.60%, 01/15/55, (5-year CMT + 3.20%)(e)	USD14,405	14,677,652
Alpha Generation LLC
6.25%, 01/15/34(a)	USD13,894	13,913,821
6.75%, 10/15/32(a)	USD17,306	17,792,685
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	USD5,036	4,906,535
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	USD16,103	16,087,337
Calpine Corp.
3.75%, 03/01/31(a)	USD11,861	11,444,242
4.50%, 02/15/28(a)	USD16,597	16,560,558
4.63%, 02/01/29(a)	USD8,723	8,664,781
5.00%, 02/01/31(a)	USD11,431	11,452,694
5.13%, 03/15/28(a)(b)	USD20,823	20,869,708
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	USD12,203	11,374,554
4.75%, 03/15/28(a)	USD13,207	13,182,398
Security	Par (000)	Value
Electric (continued)
DPL LLC, 4.35%, 04/15/29(b)	USD6,749	$6,617,045
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(e)	USD5,311	5,519,986
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(e)	USD7,951	8,208,388
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(e)(f)	USD21,175	24,413,507
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)(b)	USD8,651	8,040,384
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 06/30/32(a)	USD3,873	4,000,047
EUSHI Finance Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(e)	USD9,221	9,195,316
7.63%, 12/15/54, (5-year CMT + 3.14%)(e)	USD6,968	7,331,086
Lightning Power LLC, 7.25%, 08/15/32(a)	USD23,912	25,344,154
NRG Energy Inc.
3.38%, 02/15/29(a)	USD7,458	7,137,224
3.63%, 02/15/31(a)	USD17,550	16,428,188
3.88%, 02/15/32(a)	USD8,138	7,604,664
5.25%, 06/15/29(a)	USD12,955	13,021,401
5.75%, 01/15/28	USD11,998	12,042,498
5.75%, 07/15/29(a)	USD14,512	14,585,968
5.75%, 01/15/34(a)(b)	USD23,345	23,506,919
6.00%, 02/01/33(a)(b)	USD15,351	15,595,657
6.00%, 01/15/36(a)	USD38,572	39,134,642
6.25%, 11/01/34(a)(b)	USD17,122	17,629,148
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(e)	USD12,548	12,754,691
PG&E Corp.
5.00%, 07/01/28(b)	USD16,278	16,172,665
5.25%, 07/01/30(b)	USD19,600	19,407,869
7.38%, 03/15/55, (5-year CMT + 3.88%)(e)	USD25,887	26,824,091
Pike Corp.
5.50%, 09/01/28(a)	USD13,051	13,043,378
8.63%, 01/31/31(a)	USD5,246	5,560,998
Talen Energy Supply LLC
6.25%, 02/01/34(a)(b)	USD24,032	24,534,365
6.50%, 02/01/36(a)(b)	USD20,481	21,140,488
8.63%, 06/01/30(a)(b)	USD25,082	26,594,911
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	USD18,123	17,844,879
5.00%, 07/31/27(a)	USD14,934	14,959,261
5.63%, 02/15/27(a)	USD14,449	14,461,221
6.88%, 04/15/32(a)(b)	USD15,472	16,270,470
7.75%, 10/15/31(a)(b)	USD28,731	30,547,302
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD4,920	4,908,586
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	USD7,601	7,470,053
7.25%, 01/15/29(a)(b)	USD13,136	13,452,381
7.75%, 04/15/34(a)	USD4,455	4,522,591
8.38%, 01/15/31(a)(b)	USD16,131	16,871,208
8.63%, 03/15/33(a)	USD14,638	15,332,264
		756,520,836

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	USD13,695	$13,028,169
4.75%, 06/15/28(a)	USD9,246	9,135,279
6.00%, 09/15/33(a)(b)	USD6,303	5,956,779
WESCO Distribution Inc.
6.38%, 03/15/29(a)	USD11,751	12,129,450
6.38%, 03/15/33(a)(b)	USD13,279	13,893,762
6.63%, 03/15/32(a)(b)	USD12,757	13,360,286
7.25%, 06/15/28(a)(b)	USD24,835	25,200,862
		92,704,587
Electronics — 0.4%
Imola Merger Corp., 4.75%, 05/15/29(a)	USD31,463	31,103,214
Sensata Technologies BV
4.00%, 04/15/29(a)	USD9,887	9,660,347
5.88%, 09/01/30(a)(b)	USD7,108	7,198,240
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	USD10,005	9,363,789
4.38%, 02/15/30(a)(b)	USD6,666	6,480,843
6.63%, 07/15/32(a)(b)	USD6,209	6,492,342
		70,298,775
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	USD10,006	9,611,825
5.00%, 01/31/28(a)	USD10,604	10,585,333
		20,197,158
Engineering & Construction — 0.4%
AECOM, 6.00%, 08/01/33(a)(b)	USD22,034	22,647,521
Arcosa Inc.
4.38%, 04/15/29(a)	USD6,802	6,649,664
6.88%, 08/15/32(a)	USD9,318	9,782,392
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	USD22,594	22,046,699
TopBuild Corp.
3.63%, 03/15/29(a)	USD3,438	3,319,726
4.13%, 02/15/32(a)(b)	USD5,377	5,120,362
5.63%, 01/31/34(a)(b)	USD12,224	12,401,177
		81,967,541
Entertainment — 3.0%
Brightstar Lottery PLC
5.25%, 01/15/29(a)(b)	USD7,823	7,810,855
6.25%, 01/15/27(a)	USD15,179	15,335,441
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	USD21,957	20,764,614
6.00%, 10/15/32(a)(b)	USD19,021	18,153,412
6.50%, 02/15/32(a)(b)	USD26,887	27,323,648
7.00%, 02/15/30(a)	USD33,848	35,062,202
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD12,118	12,047,997
5.50%, 04/01/27(a)	USD7,335	7,340,234
5.75%, 04/01/30(a)	USD21,186	21,300,239
6.75%, 05/01/31(a)(b)	USD10,216	10,527,402
Cinemark USA Inc.
5.25%, 07/15/28(a)	USD12,554	12,519,421
7.00%, 08/01/32(a)(b)	USD6,838	7,111,747
Light & Wonder International Inc.
6.25%, 10/01/33(a)	USD15,279	15,383,628
7.25%, 11/15/29(a)	USD9,061	9,291,640
7.50%, 09/01/31(a)(b)	USD6,949	7,283,706
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD6,920	6,785,766
Security	Par (000)	Value
Entertainment (continued)
4.75%, 10/15/27(a)(b)	USD15,550	$15,503,350
6.50%, 05/15/27(a)	USD22,819	23,049,673
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	USD6,992	5,913,434
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)	USD13,001	13,532,491
11.88%, 04/15/31(a)	USD12,819	13,396,219
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	USD5,373	5,152,171
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	USD4,724	4,059,691
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	USD10,223	5,575,795
5.88%, 09/01/31(a)	USD10,338	5,236,843
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	USD17,049	15,020,002
8.45%, 07/27/30(a)(b)	USD7,185	7,085,533
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)(b)	USD6,088	6,030,274
7.25%, 05/15/31(a)(b)	USD12,492	11,867,963
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	USD6,473	6,003,735
5.38%, 04/15/27	USD7,923	7,849,250
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	USD13,248	13,207,853
Vail Resorts Inc.
5.63%, 07/15/30(a)	USD8,639	8,767,960
6.50%, 05/15/32(a)(b)	USD8,501	8,826,917
Voyager Parent LLC, 9.25%, 07/01/32(a)(b)	USD28,875	30,533,268
Warnermedia Holdings Inc.
3.76%, 03/15/27	USD13,377	13,233,696
4.05%, 03/15/29	USD22,173	21,532,537
4.28%, 03/15/32(b)	USD42,050	38,457,816
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	USD11,925	11,983,695
6.25%, 03/15/33(a)(b)	USD13,731	14,033,655
7.13%, 02/15/31(a)(b)	USD16,293	17,590,604
		557,486,377
Environmental Control — 0.5%
Clean Harbors Inc.
5.75%, 10/15/33(a)(b)	USD11,926	12,192,396
6.38%, 02/01/31(a)(b)	USD9,265	9,522,483
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	USD11,964	11,741,142
4.38%, 08/15/29(a)	USD7,982	7,868,270
4.75%, 06/15/29(a)(b)	USD11,932	11,884,552
Madison IAQ LLC
4.13%, 06/30/28(a)	USD9,078	8,895,842
5.88%, 06/30/29(a)	USD18,268	18,069,001
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	USD7,059	7,400,274
		87,573,960

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)(b)	USD19,330	$18,555,982
4.63%, 01/15/27(a)(b)	USD23,874	23,880,974
4.88%, 02/15/30(a)	USD14,246	14,157,646
5.88%, 02/15/28(a)	USD12,913	12,943,856
6.25%, 03/15/33(a)(b)	USD10,006	10,366,219
6.50%, 02/15/28(a)	USD10,512	10,701,439
B&G Foods Inc.
5.25%, 09/15/27(b)	USD7,911	7,750,712
8.00%, 09/15/28(a)(b)	USD12,716	12,607,403
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash or 9.50% PIK)(a)(b)(d)	USD8,405	8,944,761
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	USD1,844	1,839,250
7.63%, 07/01/29(a)	USD7,649	7,981,229
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	USD18,296	19,123,916
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	USD14,122	13,695,004
4.38%, 01/31/32(a)(b)	USD9,317	8,900,810
4.88%, 05/15/28(a)	USD8,232	8,246,068
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD16,046	15,749,377
5.50%, 10/15/27(a)	USD13,800	13,808,542
6.13%, 09/15/32(a)	USD14,990	15,433,723
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD14,395	13,311,844
4.25%, 04/15/31	USD14,836	14,437,265
6.25%, 07/01/33(b)	USD18,206	19,571,110
6.88%, 05/15/34	USD8,156	9,058,879
Post Holdings Inc.
4.50%, 09/15/31(a)	USD15,375	14,490,041
4.63%, 04/15/30(a)	USD24,733	24,090,380
5.50%, 12/15/29(a)	USD22,175	22,220,900
6.25%, 02/15/32(a)(b)	USD18,682	19,278,150
6.25%, 10/15/34(a)(b)	USD9,232	9,360,410
6.38%, 03/01/33(a)(b)	USD22,767	23,089,576
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	USD6,488	6,395,658
4.75%, 02/15/29(a)(b)	USD15,248	15,185,947
5.75%, 04/15/33(a)	USD7,878	8,019,947
6.88%, 09/15/28(a)	USD8,115	8,394,193
7.25%, 01/15/32(a)	USD8,445	8,889,676
		440,480,887
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD17,261	17,248,187
TKC Holdings Inc.
6.88%, 05/15/28(a)	USD8,700	8,758,249
10.50%, 05/15/29(a)	USD12,825	13,159,852
		39,166,288
Forest Products & Paper — 0.2%
Magnera Corp.
4.75%, 11/15/29(a)(b)	USD7,427	6,733,282
7.25%, 11/15/31(a)(b)	USD12,244	11,660,577
Security	Par (000)	Value
Forest Products & Paper (continued)
Mercer International Inc.
5.13%, 02/01/29(b)	USD12,195	$7,215,891
12.88%, 10/01/28(a)(b)	USD5,478	3,986,614
		29,596,364
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD10,037	10,083,404
9.38%, 06/01/28(a)(b)	USD5,980	6,198,113
9.50%, 06/01/30(a)(b)	USD7,561	8,013,602
		24,295,119
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	USD10,977	10,474,023
4.63%, 07/15/28(a)	USD28,680	28,388,528
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD25,919	27,122,300
Dentsply Sirona Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(e)	USD8,725	8,239,605
Hologic Inc.
3.25%, 02/15/29(a)(b)	USD13,666	13,515,126
4.63%, 02/01/28(a)	USD3,842	3,839,078
Medline Borrower LP
3.88%, 04/01/29(a)	USD72,106	69,952,316
5.25%, 10/01/29(a)(b)	USD40,986	41,075,964
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	USD25,368	26,227,714
Teleflex Inc.
4.25%, 06/01/28(a)	USD6,516	6,431,772
4.63%, 11/15/27	USD8,086	8,044,558
		243,310,984
Health Care - Services — 4.5%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	USD6,783	6,589,093
5.50%, 07/01/28(a)	USD5,851	5,788,635
7.38%, 03/15/33(a)(b)	USD8,461	8,597,243
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	USD5,355	5,173,511
4.00%, 03/15/31(a)(b)	USD7,290	6,897,549
4.25%, 05/01/28(a)(b)	USD8,481	8,384,775
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	USD15,968	14,284,249
5.25%, 05/15/30(a)(b)	USD26,823	25,295,200
6.00%, 01/15/29(a)	USD10,852	10,887,754
6.13%, 04/01/30(a)(b)	USD20,629	17,111,756
6.88%, 04/15/29(a)(b)	USD21,013	19,200,488
9.75%, 01/15/34(a)	USD30,096	32,060,270
10.88%, 01/15/32(a)(b)	USD37,365	40,299,823
DaVita Inc.
3.75%, 02/15/31(a)(b)	USD27,818	25,763,755
4.63%, 06/01/30(a)	USD47,654	46,141,462
6.75%, 07/15/33(a)(b)	USD17,153	17,827,314
6.88%, 09/01/32(a)(b)	USD17,476	18,190,186
Encompass Health Corp.
4.50%, 02/01/28(b)	USD12,655	12,614,623
4.63%, 04/01/31(b)	USD6,120	6,029,382
4.75%, 02/01/30(b)	USD10,700	10,674,330
Global Medical Response Inc., 7.38%, 10/01/32(a)	USD13,476	14,156,538
IQVIA Inc.
5.00%, 05/15/27(a)	USD16,781	16,768,149

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.25%, 06/01/32(a)	USD32,138	$33,621,792
6.50%, 05/15/30(a)(b)	USD5,446	5,664,009
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	USD8,216	7,960,041
8.38%, 02/15/32(a)(b)	USD12,023	12,903,886
9.88%, 08/15/30(a)(b)	USD13,558	14,583,146
10.00%, 06/01/32(a)(b)	USD13,116	13,882,250
11.00%, 10/15/30(a)(b)	USD21,886	24,129,024
Molina Healthcare Inc.
3.88%, 11/15/30(a)	USD11,981	11,073,337
3.88%, 05/15/32(a)(b)	USD11,265	10,149,644
4.38%, 06/15/28(a)	USD12,219	11,893,515
6.25%, 01/15/33(a)(b)	USD11,768	11,796,584
6.50%, 02/15/31(a)	USD8,575	8,752,181
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	USD11,335	9,986,309
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(d)	USD10,205	8,900,099
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(d)	USD7,564	8,099,384
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	USD23,673	25,075,284
Radiology Partners Inc.
8.50%, 07/15/32(a)(b)	USD14,686	15,268,162
9.78%, 02/15/30, (9.78% PIK)(a)(b)(d)	USD9,992	9,696,791
Star Parent Inc., 9.00%, 10/01/30(a)(b)	USD17,540	18,758,767
Team Health Holdings Inc.
8.38%, 06/30/28(a)(b)	USD8,740	8,858,586
13.50%, 06/30/28, (9.00% Cash and 4.50% PIK)(a)(b)(d)	USD16,196	17,199,737
Tenet Healthcare Corp.
4.25%, 06/01/29	USD20,734	20,340,657
4.38%, 01/15/30	USD21,435	21,013,026
4.63%, 06/15/28	USD8,996	8,988,699
5.13%, 11/01/27	USD20,598	20,598,515
5.50%, 11/15/32(a)	USD8,665	8,799,398
6.00%, 11/15/33(a)(b)	USD1,630	1,683,298
6.13%, 10/01/28(b)	USD30,721	30,793,836
6.13%, 06/15/30(b)	USD27,146	27,772,367
6.75%, 05/15/31(b)	USD19,291	20,087,412
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	USD19,070	19,403,704
		836,469,525
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	USD17,443	16,245,640
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD13,683	11,897,362
5.25%, 05/15/27	USD23,918	23,539,842
9.00%, 06/15/30(b)	USD13,496	12,982,651
9.75%, 01/15/29(b)	USD13,316	13,384,532
10.00%, 11/15/29(a)	USD18,014	18,099,675
Stena International SA
7.25%, 01/15/31(a)	USD15,822	16,143,819
7.63%, 02/15/31(a)(b)	USD7,546	7,720,595
		120,014,116
Security	Par (000)	Value
Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(a)	USD5,949	$5,641,463
6.88%, 08/01/33(a)	USD8,363	8,380,228
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	USD8,575	7,953,805
6.25%, 09/15/27(a)(b)	USD9,523	9,527,237
Century Communities Inc.
3.88%, 08/15/29(a)	USD8,311	7,888,775
6.63%, 09/15/33(a)(b)	USD8,158	8,239,580
K Hovnanian Enterprises Inc.
8.00%, 04/01/31(a)(b)	USD4,230	4,356,384
8.38%, 10/01/33(a)(b)	USD2,540	2,618,069
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	USD6,319	6,226,197
8.75%, 12/15/28(a)(b)	USD6,867	7,154,291
Mattamy Group Corp.
4.63%, 03/01/30(a)	USD10,363	10,001,158
5.25%, 12/15/27(a)	USD8,228	8,216,069
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	USD9,524	9,549,758
5.75%, 01/15/28(a)(b)	USD7,908	8,078,495
5.75%, 11/15/32(a)(b)	USD1,705	1,755,700
		105,587,209
Home Furnishings — 0.4%
FXI Holdings Inc.
11.00%, 11/15/30(a)(b)(c)	USD13,138	11,824,114
14.00%, 11/15/29(a)(b)(c)	USD7,855	4,713,025
Somnigroup International Inc.
3.88%, 10/15/31(a)	USD12,183	11,361,196
4.00%, 04/15/29(a)(b)	USD12,872	12,531,444
Whirlpool Corp.
4.75%, 02/26/29(b)	USD10,416	10,348,536
6.13%, 06/15/30(b)	USD8,924	9,003,277
6.50%, 06/15/33(b)	USD9,120	9,051,029
		68,832,621
Household Products & Wares — 0.0%
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	USD8,074	5,410,502
10.75%, 06/30/32(a)(b)	USD6,711	2,937,740
		8,348,242
Housewares — 0.5%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	USD6,705	6,421,218
4.13%, 04/30/31(a)(b)	USD5,330	5,029,763
Newell Brands Inc.
6.38%, 09/15/27(b)	USD10,149	10,185,574
6.38%, 05/15/30(b)	USD11,801	11,349,786
6.63%, 09/15/29(b)	USD8,399	8,266,167
6.63%, 05/15/32(b)	USD7,573	7,150,533
8.50%, 06/01/28(a)(b)	USD22,654	23,591,194
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	USD6,734	6,286,189
4.38%, 02/01/32(b)	USD5,377	5,023,203
4.50%, 10/15/29(b)	USD6,996	6,850,517
		90,154,144

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 2.7%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	USD10,385	$10,050,763
6.00%, 08/01/29(a)	USD8,930	8,809,343
6.75%, 07/01/32(a)	USD9,904	10,155,661
7.50%, 11/06/30(a)	USD19,267	20,011,028
8.25%, 02/01/29(a)	USD17,140	17,803,064
8.50%, 06/15/29(a)	USD10,127	10,595,721
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD11,178	11,007,790
5.88%, 11/01/29(a)(b)	USD7,458	7,371,659
6.50%, 10/01/31(a)	USD15,940	16,400,287
6.75%, 10/15/27(a)	USD19,723	19,800,764
6.75%, 04/15/28(a)	USD16,684	16,973,424
7.00%, 01/15/31(a)(b)	USD22,330	23,225,024
7.38%, 10/01/32(a)	USD10,730	11,086,716
American National Group Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(e)	USD8,534	8,571,243
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD11,237	10,924,851
6.38%, 02/15/29(a)	USD9,581	9,795,282
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD24,303	25,393,062
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	USD29,018	29,910,071
Global Atlantic Fin Co., 7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(e)	USD9,736	10,080,489
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	USD18,356	18,811,748
8.13%, 02/15/32(a)	USD7,396	7,451,470
HUB International Ltd.
5.63%, 12/01/29(a)(b)	USD7,049	7,049,725
7.25%, 06/15/30(a)	USD54,354	56,934,163
7.38%, 01/31/32(a)(b)	USD27,104	28,228,442
Jones Deslauriers Insurance Management Inc.
6.88%, 10/01/33(a)	USD8,413	8,286,585
8.50%, 03/15/30(a)	USD12,013	12,572,141
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD49,990	51,737,700
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	USD6,969	6,825,708
5.88%, 08/01/32(a)	USD18,825	19,227,332
		495,091,256
Internet — 1.8%
Arches Buyer Inc.
4.25%, 06/01/28(a)	USD14,985	14,777,810
6.13%, 12/01/28(a)	USD6,535	6,402,104
Cogent Communications Group LLC/Cogent Finance Inc.
6.50%, 07/01/32(a)(b)	USD9,438	8,610,823
7.00%, 06/15/27(a)(b)	USD5,787	5,731,654
Gen Digital Inc.
6.25%, 04/01/33(a)	USD13,691	14,107,271
6.75%, 09/30/27(a)	USD19,836	20,189,960
7.13%, 09/30/30(a)(b)	USD6,548	6,767,890
Getty Images Inc., 10.50%, 11/15/30(a)(b)	USD7,372	7,513,597
Security	Par (000)	Value
Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	USD10,485	$10,031,601
5.25%, 12/01/27(a)	USD6,280	6,278,045
ION Platform Finance U.S. Inc./ION Platform Finance SARL
5.75%, 05/15/28(a)	USD7,880	7,399,689
9.00%, 08/01/29(a)	USD6,696	6,697,641
9.50%, 05/30/29(a)	USD15,067	15,219,722
Series 144@, 8.75%, 05/01/29(a)	USD11,839	11,720,492
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	USD6,579	6,027,652
4.13%, 08/01/30(a)	USD6,767	6,407,992
4.63%, 06/01/28(a)	USD6,844	6,772,742
5.00%, 12/15/27(a)	USD6,090	6,083,011
6.13%, 09/15/33(a)	USD10,459	10,597,299
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	USD9,529	5,585,582
11.75%, 10/15/28(a)	USD8,253	5,424,260
Rakuten Group Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(e)(f)	USD14,818	14,064,481
8.13%, (5-year CMT + 4.25%)(a)(b)(e)(f)	USD8,238	8,462,938
9.75%, 04/15/29(a)	USD31,413	34,939,408
11.25%, 02/15/27(a)	USD27,787	29,802,577
Snap Inc.
6.88%, 03/01/33(a)(b)	USD24,464	25,217,535
6.88%, 03/15/34(a)(b)	USD9,474	9,695,969
Wayfair LLC
6.75%, 11/15/32(a)(b)	USD2,410	2,460,528
7.25%, 10/31/29(a)	USD12,407	12,919,910
7.75%, 09/15/30(a)(b)	USD9,986	10,643,160
		336,553,343
Iron & Steel — 0.9%
Cleveland-Cliffs Inc.
6.75%, 04/15/30(a)(b)	USD13,821	14,122,140
6.88%, 11/01/29(a)	USD15,729	16,202,915
7.00%, 03/15/32(a)(b)	USD23,838	24,418,436
7.38%, 05/01/33(a)(b)	USD14,447	14,922,017
7.50%, 09/15/31(a)(b)	USD14,125	14,778,305
7.63%, 01/15/34(a)(b)	USD20,447	21,229,869
Commercial Metals Co.
5.75%, 11/15/33(a)	USD3,275	3,348,073
6.00%, 12/15/35(a)	USD5,195	5,289,909
Mineral Resources Ltd.
7.00%, 04/01/31(a)(b)	USD9,124	9,473,039
8.00%, 11/01/27(a)(b)	USD12,420	12,695,240
8.50%, 05/01/30(a)(b)	USD12,134	12,604,863
9.25%, 10/01/28(a)	USD20,082	21,085,512
		170,170,318
Leisure Time — 0.9%
NCL Corp. Ltd.
5.88%, 01/15/31(a)	USD22,379	22,104,983
6.25%, 09/15/33(a)(b)	USD14,554	14,376,783
6.75%, 02/01/32(a)(b)	USD30,420	30,868,610
7.75%, 02/15/29(a)(b)	USD11,900	12,624,615
NCL Finance Ltd., 6.13%, 03/15/28(a)	USD7,448	7,602,578
Sabre GLBL Inc.
10.75%, 11/15/29(a)	USD14,157	12,485,365
11.13%, 07/15/30(a)(b)	USD21,635	18,767,391

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Viking Cruises Ltd.
5.88%, 10/15/33(a)	USD20,140	$20,484,193
7.00%, 02/15/29(a)(b)	USD9,097	9,141,304
9.13%, 07/15/31(a)	USD14,144	15,146,210
VOC Escrow Ltd., 5.00%, 02/15/28(a)	USD9,036	9,029,415
		172,631,447
Lodging — 2.5%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	USD12,859	12,837,075
4.75%, 06/15/31(a)(b)	USD12,916	12,580,046
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	USD21,937	20,391,209
3.75%, 05/01/29(a)	USD12,317	11,965,214
4.00%, 05/01/31(a)	USD15,921	15,210,226
4.88%, 01/15/30(b)	USD14,812	14,848,523
5.75%, 05/01/28(a)(b)	USD7,220	7,242,772
5.75%, 09/15/33(a)	USD15,889	16,272,192
5.88%, 04/01/29(a)(b)	USD9,930	10,172,795
5.88%, 03/15/33(a)	USD14,198	14,611,730
6.13%, 04/01/32(a)(b)	USD7,002	7,256,280
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	USD7,305	6,762,556
5.00%, 06/01/29(a)(b)	USD14,118	13,553,169
6.63%, 01/15/32(a)	USD15,755	16,028,275
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD2,919	2,919,658
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(a)(b)	USD5,591	5,311,087
6.50%, 10/01/33(a)(b)	USD11,282	10,728,049
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	USD17,762	17,268,916
5.63%, 07/17/27(a)(b)	USD9,375	9,353,361
5.75%, 07/21/28(a)(b)	USD13,416	13,305,609
6.50%, 09/24/33(a)	USD7,450	7,369,133
7.63%, 04/17/32(a)(b)	USD12,119	12,569,524
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	USD10,525	10,461,978
7.13%, 06/26/31(a)(b)	USD5,364	5,646,627
MGM Resorts International
4.75%, 10/15/28(b)	USD14,084	14,002,703
5.50%, 04/15/27(b)	USD13,847	13,942,674
6.13%, 09/15/29(b)	USD16,756	17,117,727
6.50%, 04/15/32(b)	USD11,338	11,637,320
Station Casinos LLC
4.50%, 02/15/28(a)	USD9,768	9,656,875
4.63%, 12/01/31(a)(b)	USD7,172	6,784,551
6.63%, 03/15/32(a)(b)	USD6,443	6,583,930
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	USD15,422	14,597,087
6.50%, 01/15/28(a)(b)	USD5,563	5,527,876
Travel + Leisure Co.
4.50%, 12/01/29(a)(b)	USD8,701	8,477,641
6.00%, 04/01/27	USD8,434	8,565,177
6.13%, 09/01/33(a)(b)	USD7,813	7,931,033
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	USD16,633	16,178,109
5.50%, 10/01/27(a)(b)	USD10,153	10,134,631
5.63%, 08/26/28(a)(b)	USD18,194	18,070,263
Security	Par (000)	Value
Lodging (continued)
6.75%, 02/15/34(a)(b)	USD15,262	$15,255,450
		459,129,051
Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30(a)	USD23,482	24,490,047
9.50%, 01/01/31(a)	USD8,879	9,469,562
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	USD17,683	18,604,726
Terex Corp.
5.00%, 05/15/29(a)(b)	USD9,130	9,071,279
6.25%, 10/15/32(a)(b)	USD11,278	11,510,713
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	USD24,945	24,957,063
		98,103,390
Manufacturing — 0.5%
Avient Corp.
6.25%, 11/01/31(a)	USD9,604	9,796,958
7.13%, 08/01/30(a)(b)	USD11,434	11,786,676
Axon Enterprise Inc.
6.13%, 03/15/30(a)	USD14,672	15,165,041
6.25%, 03/15/33(a)	USD11,631	12,100,940
Entegris Inc.
3.63%, 05/01/29(a)(b)	USD6,827	6,522,939
4.38%, 04/15/28(a)	USD3,845	3,804,504
4.75%, 04/15/29(a)	USD28,309	28,250,731
5.95%, 06/15/30(a)(b)	USD14,272	14,608,547
		102,036,336
Media — 8.6%
AMC Networks Inc.
10.25%, 01/15/29(a)	USD14,096	14,802,843
10.50%, 07/15/32(a)(b)	USD5,667	6,049,355
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	USD45,976	42,261,433
4.25%, 01/15/34(a)(b)	USD32,538	27,602,949
4.50%, 08/15/30(a)(b)	USD42,319	39,641,401
4.50%, 05/01/32(b)	USD46,781	42,183,073
4.50%, 06/01/33(a)(b)	USD25,529	22,438,408
4.75%, 03/01/30(a)	USD48,250	45,916,895
4.75%, 02/01/32(a)(b)	USD18,472	16,911,484
5.00%, 02/01/28(a)	USD44,362	43,897,219
5.13%, 05/01/27(a)	USD53,465	53,383,455
5.38%, 06/01/29(a)	USD26,839	26,595,484
6.38%, 09/01/29(a)(b)	USD24,453	24,850,850
7.38%, 03/01/31(a)(b)	USD20,517	20,953,208
CSC Holdings LLC
3.38%, 02/15/31(a)	USD15,636	8,692,939
4.13%, 12/01/30(a)	USD16,922	9,649,953
4.50%, 11/15/31(a)	USD21,038	11,833,875
4.63%, 12/01/30(a)	USD32,692	11,654,250
5.00%, 11/15/31(a)	USD7,421	2,598,459
5.38%, 02/01/28(a)	USD14,980	10,877,152
5.50%, 04/15/27(a)	USD18,843	16,268,562
5.75%, 01/15/30(a)	USD34,598	12,870,456
6.50%, 02/01/29(a)	USD27,180	16,976,745
7.50%, 04/01/28(a)	USD14,637	8,720,871
11.25%, 05/15/28(a)	USD14,240	11,035,549
11.75%, 01/31/29(a)	USD27,200	19,082,500
Directv Financing LLC, 8.88%, 02/01/30(a)	USD41,483	41,003,003

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)(b)	USD30,618	$30,635,293
10.00%, 02/15/31(a)	USD36,667	36,427,891
Discovery Communications LLC
3.63%, 05/15/30	USD15,553	14,429,122
3.95%, 03/20/28	USD19,599	19,198,306
4.13%, 05/15/29(b)	USD8,085	7,853,294
5.00%, 09/20/37	USD7,098	6,031,954
6.35%, 06/01/40	USD6,615	5,959,465
DISH DBS Corp.
5.25%, 12/01/26(a)	USD42,878	41,852,513
5.75%, 12/01/28(a)	USD36,063	34,833,035
7.38%, 07/01/28	USD15,564	14,523,749
5.13%, 06/01/29	USD25,764	21,741,595
DISH Network Corp., 11.75%, 11/15/27(a)	USD58,746	61,376,411
EW Scripps Co. (The), 9.88%, 08/15/30(a)	USD11,637	11,698,739
Gray Media Inc.
7.25%, 08/15/33(a)(b)	USD11,380	11,425,824
9.63%, 07/15/32(a)	USD14,305	14,846,469
Gray Television Inc.
4.75%, 10/15/30(a)(b)	USD13,122	10,084,992
5.38%, 11/15/31(a)(b)	USD18,464	13,896,062
10.50%, 07/15/29(a)(b)	USD23,503	25,364,981
iHeartCommunications Inc.
7.75%, 08/15/30(a)(b)	USD12,969	11,067,707
9.13%, 05/01/29(a)(b)	USD12,518	11,520,577
10.88%, 05/01/30(a)	USD11,170	9,177,701
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	USD13,259	8,383,701
6.75%, 10/15/27(a)	USD18,906	12,852,000
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	USD12,205	12,186,506
7.38%, 09/01/31(a)	USD9,045	9,381,300
8.00%, 08/01/29(a)	USD14,268	14,436,311
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	USD14,242	14,076,437
5.63%, 07/15/27(a)	USD27,648	27,678,841
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)(e)	USD11,676	11,372,385
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(e)	USD16,645	16,308,353
Radiate Holdco LLC/Radiate Finance Inc., 9.25%, 03/25/30, (9.25% PIK)(a)(d)	USD10,164	5,153,352
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	USD8,441	7,839,102
Sinclair Television Group Inc.
5.50%, 03/01/30(a)(b)	USD7,921	6,970,480
8.13%, 02/15/33(a)(b)	USD25,330	26,289,500
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	USD23,055	21,024,950
4.00%, 07/15/28(a)	USD35,839	34,940,470
4.13%, 07/01/30(a)(b)	USD21,448	20,333,086
5.00%, 08/01/27(a)	USD26,634	26,647,032
5.50%, 07/01/29(a)(b)	USD21,175	21,281,235
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD19,323	18,438,426
TEGNA Inc.
4.63%, 03/15/28(b)	USD17,918	17,706,173
5.00%, 09/15/29(b)	USD15,895	15,748,486
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD14,200	14,089,358
Security	Par (000)	Value
Media (continued)
Univision Communications Inc.
4.50%, 05/01/29(a)	USD17,364	$16,595,990
7.38%, 06/30/30(a)(b)	USD14,644	14,830,209
8.00%, 08/15/28(a)	USD25,079	25,894,953
8.50%, 07/31/31(a)(b)	USD20,820	21,538,602
9.38%, 08/01/32(a)(b)	USD22,819	24,284,813
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	USD14,815	13,064,667
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	USD15,606	14,522,797
5.50%, 05/15/29(a)(b)	USD24,184	23,750,877
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	USD6,040	5,902,411
VZ Secured Financing BV
5.00%, 01/15/32(a)	USD25,735	23,351,296
7.50%, 01/15/33(a)	USD10,229	10,432,639
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	USD8,458	7,566,470
Ziggo BV, 4.88%, 01/15/30(a)(b)	USD17,054	16,160,067
		1,603,731,326
Mining — 1.0%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	USD6,988	6,843,209
7.13%, 03/15/31(a)(b)	USD11,824	12,536,595
Alumina Pty. Ltd.
6.13%, 03/15/30(a)	USD8,071	8,376,437
6.38%, 09/15/32(a)	USD7,533	7,822,889
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD13,003	13,794,894
11.50%, 10/01/31(a)	USD9,971	10,982,913
Constellium SE, 3.75%, 04/15/29(a)(b)	USD5,802	5,582,483
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)(b)	USD19,613	18,896,939
4.50%, 09/15/27(a)	USD7,797	7,763,764
5.88%, 04/15/30(a)	USD6,451	6,657,233
6.13%, 04/15/32(a)(b)	USD13,146	13,727,860
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	USD8,289	7,951,105
5.88%, 03/01/34(a)	USD3,820	3,801,083
Novelis Corp.
3.88%, 08/15/31(a)	USD10,779	9,835,643
4.75%, 01/30/30(a)	USD26,897	25,892,182
6.38%, 08/15/33(a)	USD12,858	12,987,875
6.88%, 01/30/30(a)(b)	USD13,515	14,018,130
		187,471,234
Office & Business Equipment — 0.1%
Xerox Corp.
10.25%, 10/15/30(a)(b)	USD5,916	6,070,593
13.50%, 04/15/31(a)(b)	USD6,355	5,814,825
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	USD9,845	4,203,828
8.88%, 11/30/29(a)(b)	USD7,344	2,697,355
		18,786,601
Oil & Gas — 5.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD14,871	15,521,059
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD7,140	7,150,276
6.63%, 10/15/32(a)	USD8,967	9,154,938
6.63%, 07/15/33(a)	USD7,641	7,791,520

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	USD8,485	$8,611,840
8.50%, 04/30/30(a)(b)	USD14,125	14,893,407
California Resources Corp.
7.00%, 01/15/34(a)	USD7,834	7,813,229
8.25%, 06/15/29(a)	USD2,612	2,733,602
Chord Energy Corp.
6.00%, 10/01/30(a)(b)	USD10,108	10,188,530
6.75%, 03/15/33(a)(b)	USD10,248	10,538,513
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD13,718	14,299,328
Civitas Resources Inc.
8.38%, 07/01/28(a)	USD23,073	23,836,636
8.63%, 11/01/30(a)(b)	USD17,196	18,021,845
8.75%, 07/01/31(a)(b)	USD22,695	23,607,718
9.63%, 06/15/33(a)(b)	USD11,125	11,997,362
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	USD9,299	9,348,654
7.25%, 03/01/32(a)	USD7,824	8,155,830
7.38%, 01/15/31(a)	USD6,852	7,104,554
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD17,595	17,067,646
6.75%, 03/01/29(a)(b)	USD31,482	31,456,101
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	USD17,741	16,786,375
7.63%, 04/01/32(a)(b)	USD17,734	17,290,588
8.38%, 01/15/34(a)(b)	USD9,790	9,648,804
CVR Energy Inc.
5.75%, 02/15/28(a)	USD6,915	6,807,988
8.50%, 01/15/29(a)(b)	USD11,125	11,437,192
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(g)	USD8,823	8,681,269
5.88%, 03/30/31(a)(g)	USD10,303	9,959,417
8.50%, 09/30/33(a)(g)	USD11,510	12,280,036
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD9,616	9,441,111
6.00%, 04/15/30(a)(b)	USD9,081	8,784,938
6.00%, 02/01/31(a)	USD10,292	9,702,472
6.25%, 11/01/28(a)	USD8,066	8,077,091
6.25%, 04/15/32(a)	USD8,034	7,555,178
6.88%, 05/15/34(a)	USD8,374	7,843,510
7.25%, 02/15/35(a)	USD15,497	14,724,692
8.38%, 11/01/33(a)	USD10,829	11,120,874
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(g)	USD8,653	8,699,910
6.75%, 06/30/30(a)(g)	USD7,777	7,891,537
Matador Resources Co.
6.25%, 04/15/33(a)(b)	USD12,086	12,082,134
6.50%, 04/15/32(a)	USD12,581	12,764,702
6.88%, 04/15/28(a)	USD6,041	6,175,021
Nabors Industries Inc.
7.63%, 11/15/32(a)	USD2,490	2,416,677
8.88%, 08/15/31(a)(b)	USD8,547	8,362,370
9.13%, 01/31/30(a)(b)	USD9,937	10,398,517
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD23,308	24,167,734
Northern Oil & Gas Inc.
7.88%, 10/15/33(a)	USD13,129	12,742,721
8.75%, 06/15/31(a)	USD6,864	7,001,984
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	USD14,301	14,121,522
7.88%, 09/15/30(a)(b)	USD9,407	9,255,679
9.88%, 03/15/30(a)(b)	USD14,479	15,208,772
Security	Par (000)	Value
Oil & Gas (continued)
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	USD13,676	$13,729,016
6.25%, 02/01/33(a)(b)	USD14,796	15,165,434
7.00%, 01/15/32(a)(b)	USD15,126	15,768,486
8.00%, 04/15/27(a)	USD10,623	10,762,123
Range Resources Corp.
4.75%, 02/15/30(a)(b)	USD6,708	6,604,638
8.25%, 01/15/29	USD11,049	11,271,208
SM Energy Co.
6.50%, 07/15/28(b)	USD7,552	7,623,530
6.63%, 01/15/27	USD5,551	5,553,057
6.75%, 08/01/29(a)	USD12,892	12,858,076
7.00%, 08/01/32(a)(b)	USD11,896	11,600,131
Sunoco LP
4.50%, 10/01/29(a)	USD14,555	14,215,838
4.63%, 05/01/30(a)	USD13,865	13,525,748
5.63%, 03/15/31(a)	USD14,339	14,413,054
5.88%, 07/15/27(a)(b)	USD6,066	6,077,252
5.88%, 03/15/34(a)(b)	USD12,126	12,185,341
6.25%, 07/01/33(a)(b)	USD15,458	15,853,224
6.63%, 08/15/32(a)(b)	USD7,788	8,034,421
7.00%, 05/01/29(a)	USD9,703	10,101,356
7.25%, 05/01/32(a)(b)	USD12,413	13,087,439
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD13,420	13,153,079
4.50%, 04/30/30	USD11,774	11,465,180
5.88%, 03/15/28(b)	USD7,932	7,960,397
6.00%, 04/15/27(b)	USD6,386	6,396,521
7.00%, 09/15/28(a)	USD5,943	6,129,522
Talos Production Inc.
9.00%, 02/01/29(a)	USD7,981	8,315,969
9.38%, 02/01/31(a)(b)	USD9,014	9,491,559
Transocean International Ltd.
7.88%, 10/15/32(a)(b)	USD7,130	7,436,440
8.25%, 05/15/29(a)(b)	USD12,997	13,175,709
8.50%, 05/15/31(a)(b)	USD12,812	12,915,012
8.75%, 02/15/30(a)(b)	USD11,807	12,312,307
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD7,810	8,026,727
Valaris Ltd., 8.38%, 04/30/30(a)(b)	USD16,820	17,529,597
Vital Energy Inc., 7.88%, 04/15/32(a)(b)	USD15,058	14,601,054
		948,061,848
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD16,583	16,665,660
6.63%, 09/01/32(a)(b)	USD9,365	9,610,772
Kodiak Gas Services LLC
6.50%, 10/01/33(a)	USD13,546	13,808,710
6.75%, 10/01/35(a)(b)	USD10,559	10,842,337
7.25%, 02/15/29(a)	USD6,818	7,098,827
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)(b)	USD11,796	11,918,321
7.13%, 03/15/29(a)(b)	USD17,755	18,447,161
WBI Operating LLC
6.25%, 10/15/30(a)	USD10,676	10,629,025
6.50%, 10/15/33(a)	USD8,906	8,906,890

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Weatherford International Ltd., 6.75%, 10/15/33(a)(b)	USD19,048	$19,470,915
		127,398,618
Packaging & Containers — 2.2%
Ardagh Group SA
6.50%, 12/01/30, (5.50% Cash and 6.50% PIK)(a)(d)	USD17,613	16,115,895
9.50%, 12/01/30(a)	USD8,925	9,586,696
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	USD9,194	8,847,702
4.00%, 09/01/29(a)(b)	USD15,465	14,404,307
6.00%, 06/15/27(a)	USD11,631	11,784,922
6.25%, 01/30/31(a)	USD3,585	3,648,888
Ball Corp.
2.88%, 08/15/30(b)	USD21,292	19,607,490
3.13%, 09/15/31(b)	USD15,068	13,848,328
5.50%, 09/15/33(b)	USD9,978	10,150,611
6.00%, 06/15/29	USD16,656	17,142,872
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD8,274	8,365,342
6.75%, 04/15/32(a)(b)	USD26,384	26,649,893
6.88%, 01/15/30(a)(b)	USD8,135	8,267,552
8.75%, 04/15/30(a)(b)	USD18,275	18,308,805
Crown Americas LLC
5.25%, 04/01/30(b)	USD7,604	7,761,059
5.88%, 06/01/33(a)	USD11,344	11,615,814
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	USD7,928	7,616,889
3.75%, 02/01/30(a)(b)	USD5,644	5,333,014
6.38%, 07/15/32(a)(b)	USD8,884	9,043,394
LABL Inc.
5.88%, 11/01/28(a)(b)	USD8,032	5,520,680
8.25%, 11/01/29(a)(b)	USD6,237	2,482,326
8.63%, 10/01/31(a)(b)	USD14,012	8,508,853
10.50%, 07/15/27(a)(b)	USD8,331	5,164,756
MAUSER PACKAGING SOLUT SECURED 144A 04/30 9.25, 9.25%, 04/15/30(a)	USD23,107	21,951,650
MAUSER PACKAGING SOLUT SR SECURED 144A 04/30 7.875, 7.88%, 04/15/30(a)	USD49,119	47,394,677
OI European Group BV, 4.75%, 02/15/30(a)(b)	USD5,725	5,534,758
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	USD6,455	6,466,710
7.25%, 05/15/31(a)(b)	USD10,872	11,025,738
Sealed Air Corp.
4.00%, 12/01/27(a)	USD5,564	5,537,846
5.00%, 04/15/29(a)(b)	USD4,997	5,031,753
6.50%, 07/15/32(a)(b)	USD5,378	5,561,254
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	USD12,477	12,689,669
7.25%, 02/15/31(a)(b)	USD7,313	7,614,935
Trivium Packaging Finance BV
8.25%, 07/15/30(a)(b)	USD11,541	12,176,220
12.25%, 01/15/31(a)	USD10,313	10,982,185
		401,743,483
Security	Par (000)	Value
Pharmaceuticals — 2.4%
1261229 BC Ltd., 10.00%, 04/15/32(a)(b)	USD71,126	$73,605,580
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	USD6,284	6,052,908
5.13%, 03/01/30(a)(b)	USD7,871	7,645,635
Bausch Health Americas Inc., 8.50%, 01/31/27(a)	USD8,901	8,874,553
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	USD20,090	18,274,165
5.00%, 01/30/28(a)	USD5,510	4,983,968
5.00%, 02/15/29(a)	USD6,120	4,868,612
5.25%, 01/30/30(a)	USD10,258	7,528,594
5.25%, 02/15/31(a)	USD6,070	4,105,633
6.25%, 02/15/29(a)	USD10,183	8,379,260
11.00%, 09/30/28(a)	USD27,823	29,158,504
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(e)	USD12,211	12,655,876
7.00%, 03/10/55, (5-year CMT + 2.89%)(e)	USD35,921	37,791,500
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	USD15,345	15,984,036
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	USD7,146	6,715,795
12.25%, 04/15/29(a)	USD14,782	16,046,649
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	USD18,690	18,444,963
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	USD30,321	29,577,775
5.13%, 04/30/31(a)(b)	USD33,306	27,898,794
6.75%, 05/15/34(a)(b)	USD8,850	7,967,923
7.88%, 05/15/34(a)(b)	USD8,217	6,936,007
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	USD7,167	5,045,057
6.63%, 04/01/30(a)(b)	USD8,869	5,681,703
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD8,030	7,924,777
4.75%, 05/09/27	USD11,917	11,911,829
5.13%, 05/09/29(b)	USD13,125	13,255,233
6.00%, 12/01/32(b)	USD7,907	8,293,322
6.75%, 03/01/28(b)	USD16,954	17,603,215
8.13%, 09/15/31(b)	USD8,019	9,225,519
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30(b)	USD9,871	10,253,987
		442,691,372
Pipelines — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	USD11,408	11,441,814
5.75%, 01/15/28(a)	USD12,200	12,215,348
5.75%, 10/15/33(a)	USD8,819	8,860,907
6.63%, 02/01/32(a)(b)	USD8,119	8,409,959
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	USD6,467	6,735,415
7.25%, 07/15/32(a)	USD6,390	6,778,865
Buckeye Partners LP
3.95%, 12/01/26	USD9,725	9,677,111
4.13%, 12/01/27	USD5,821	5,747,293
4.50%, 03/01/28(a)	USD7,311	7,263,709

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.75%, 02/01/30(a)(b)	USD6,295	$6,575,370
6.88%, 07/01/29(a)	USD8,746	9,074,325
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	USD21,248	21,079,233
7.50%, 12/15/33(a)(b)	USD6,399	6,928,915
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 06/30/33(a)	USD10,768	11,026,081
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	USD8,415	8,475,483
8.63%, 03/15/29(a)	USD16,780	17,581,483
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(b)(e)	USD15,363	15,134,429
6.75%, 02/15/56, (5-year CMT + 2.48%)(e)	USD13,076	12,993,570
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(e)	USD6,867	6,987,172
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)(e)	USD10,947	11,648,422
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD13,576	13,651,215
7.88%, 05/15/32	USD12,146	12,525,548
8.00%, 05/15/33	USD10,547	10,893,024
8.25%, 01/15/29	USD9,268	9,670,581
8.88%, 04/15/30	USD8,935	9,434,982
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(a)	USD6,362	6,444,706
8.25%, 01/15/32(a)	USD5,949	6,239,256
Harvest Midstream I LP
7.50%, 09/01/28(a)(b)	USD15,184	15,400,891
7.50%, 05/15/32(a)	USD6,366	6,613,215
Hess Midstream Operations LP
4.25%, 02/15/30(a)	USD10,383	10,120,496
5.13%, 06/15/28(a)	USD10,060	10,049,390
5.50%, 10/15/30(a)	USD4,755	4,804,634
5.88%, 03/01/28(a)(b)	USD13,880	14,103,777
6.50%, 06/01/29(a)	USD10,790	11,157,470
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	USD12,590	12,918,000
7.38%, 07/15/32(a)	USD8,224	8,679,775
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD18,421	17,901,331
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	USD16,511	16,645,560
6.63%, 12/15/28(a)	USD17,154	17,616,326
New Fortress Energy Inc., 6.50%, 09/30/26(a)(b)	USD6,334	1,137,443
NFE Financing LLC, 12.00%, 11/15/29(a)	USD38,862	9,739,249
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD14,351	14,802,507
8.38%, 02/15/32(a)(b)	USD21,448	22,172,327
NuStar Logistics LP
5.63%, 04/28/27(b)	USD9,756	9,847,899
6.38%, 10/01/30(b)	USD8,374	8,756,290
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)	USD7,993	7,989,256
6.75%, 03/15/33(a)	USD6,951	7,277,292
Security	Par (000)	Value
Pipelines (continued)
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(e)	USD7,760	$8,228,709
7.63%, 03/01/55, (5-year CMT + 3.95%)(b)(e)	USD6,541	6,778,963
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD11,417	11,390,184
6.00%, 12/31/30(a)	USD9,972	9,954,981
6.00%, 09/01/31(a)	USD7,489	7,404,891
6.75%, 03/15/34(a)	USD9,916	9,916,238
7.38%, 02/15/29(a)	USD11,585	12,013,199
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	USD18,956	16,580,182
6.25%, 01/15/30(a)	USD15,502	15,635,094
3.88%, 08/15/29(a)	USD21,093	19,836,357
4.13%, 08/15/31(a)(b)	USD21,290	19,476,986
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	USD25,024	24,567,212
8.13%, 06/01/28(a)(b)	USD41,166	42,165,218
8.38%, 06/01/31(a)(b)	USD37,296	37,365,669
9.50%, 02/01/29(a)(b)	USD50,332	53,037,345
9.88%, 02/01/32(a)(b)	USD30,459	31,713,311
Venture Global Plaquemines LNG LLC
6.50%, 01/15/34(a)	USD32,130	33,160,573
6.75%, 01/15/36(a)	USD37,482	39,263,482
7.50%, 05/01/33(a)	USD19,686	21,451,326
7.75%, 05/01/35(a)(b)	USD22,998	25,618,043
		946,785,307
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	USD9,280	9,321,949
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)	USD6,116	5,689,027
5.75%, 01/15/29(a)(b)	USD7,551	7,251,320
9.75%, 04/15/30(a)	USD5,873	6,369,220
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	USD13,015	13,156,727
8.88%, 09/01/31(a)(b)	USD8,183	8,768,293
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	USD7,515	7,295,207
4.38%, 02/01/31(a)	USD8,987	8,580,354
5.38%, 08/01/28(a)	USD10,439	10,440,075
Kennedy-Wilson Inc.
4.75%, 03/01/29	USD7,698	7,434,193
4.75%, 02/01/30(b)	USD9,395	9,005,757
5.00%, 03/01/31(b)	USD9,368	8,971,373
		102,283,495
Real Estate Investment Trusts — 3.6%
Brandywine Operating Partnership LP
3.95%, 11/15/27	USD8,261	8,156,509
8.88%, 04/12/29(b)	USD9,575	10,327,260
Diversified Healthcare Trust
4.38%, 03/01/31(b)	USD7,953	7,010,524
4.75%, 02/15/28(b)	USD9,643	9,253,211
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	USD6,901	5,828,757
3.95%, 11/01/27	USD6,584	6,287,358

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.65%, 04/01/29(b)	USD8,110	$7,423,799
Iron Mountain Inc.
4.50%, 02/15/31(a)(b)	USD17,632	16,842,421
4.88%, 09/15/27(a)	USD15,064	15,011,300
4.88%, 09/15/29(a)	USD18,213	17,988,707
5.00%, 07/15/28(a)	USD6,022	5,986,409
5.25%, 03/15/28(a)	USD11,860	11,837,749
5.25%, 07/15/30(a)	USD24,836	24,644,899
5.63%, 07/15/32(a)(b)	USD8,321	8,267,951
6.25%, 01/15/33(a)(b)	USD23,258	23,795,162
7.00%, 02/15/29(a)	USD16,081	16,533,773
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)(b)	USD11,987	11,547,518
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	USD9,205	9,120,571
4.75%, 06/15/29(a)	USD9,401	9,251,750
5.50%, 08/01/30(b)	USD7,079	7,242,659
7.00%, 07/15/31(a)	USD6,442	6,822,570
Millrose Properties Inc.
6.25%, 09/15/32(a)	USD13,701	13,869,225
6.38%, 08/01/30(a)	USD22,790	23,255,818
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	USD21,264	15,596,498
4.63%, 08/01/29(b)	USD14,741	12,437,829
5.00%, 10/15/27(b)	USD22,600	21,748,929
8.50%, 02/15/32(a)(b)	USD22,548	23,851,725
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	USD10,670	10,341,284
5.88%, 10/01/28(a)	USD11,297	11,293,406
7.00%, 02/01/30(a)	USD10,685	10,932,358
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	USD9,746	9,600,047
4.75%, 10/15/27	USD8,545	8,518,669
6.50%, 04/01/32(a)	USD17,278	17,895,215
6.50%, 06/15/33(a)	USD9,094	9,449,363
7.25%, 07/15/28(a)	USD7,750	7,998,791
Rithm Capital Corp.
8.00%, 04/01/29(a)	USD12,599	12,869,614
8.00%, 07/15/30(a)	USD7,542	7,683,035
SBA Communications Corp.
3.13%, 02/01/29	USD20,536	19,626,366
3.88%, 02/15/27	USD24,546	24,433,518
Service Properties Trust
0.00%, 09/30/27(a)(h)	USD975	872,596
3.95%, 01/15/28(b)	USD6,042	5,672,544
4.38%, 02/15/30(b)	USD5,585	4,613,982
4.95%, 02/15/27(b)	USD5,390	5,372,191
4.95%, 10/01/29(b)	USD7,208	6,101,035
5.50%, 12/15/27	USD7,581	7,404,924
8.38%, 06/15/29(b)	USD11,814	11,638,267
8.63%, 11/15/31(a)(b)	USD15,842	16,638,769
8.88%, 06/15/32(b)	USD7,757	7,425,404
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(b)	USD9,365	9,302,935
5.25%, 10/15/28(a)	USD7,618	7,667,378
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.75%, 01/15/31(a)	USD7,319	$7,445,394
6.00%, 04/15/30(a)	USD6,968	7,182,754
6.50%, 07/01/30(a)	USD7,709	8,076,026
6.50%, 10/15/30(a)(b)	USD7,729	8,075,684
7.25%, 04/01/29(a)	USD9,499	10,078,145
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	USD12,470	11,513,138
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	USD8,592	8,467,919
6.50%, 02/15/29(a)	USD19,042	18,103,296
8.63%, 06/15/32(a)	USD9,217	8,899,001
		671,133,929
Retail — 4.8%
Advance Auto Parts Inc.
3.90%, 04/15/30(b)	USD9,606	8,773,581
7.00%, 08/01/30(a)	USD18,907	19,253,561
7.38%, 08/01/33(a)(b)	USD17,671	17,987,382
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	USD5,320	5,281,812
4.63%, 11/15/29(a)(b)	USD11,866	11,629,002
4.75%, 03/01/30(b)	USD6,505	6,378,712
5.00%, 02/15/32(a)(b)	USD9,049	8,789,912
Bath & Body Works Inc.
5.25%, 02/01/28(b)	USD6,723	6,722,966
6.63%, 10/01/30(a)(b)	USD12,223	12,433,508
7.50%, 06/15/29(b)	USD9,277	9,460,867
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	USD12,903	12,486,375
3.88%, 01/15/28(a)(b)	USD27,510	27,149,784
4.00%, 10/15/30(a)	USD45,629	43,456,590
4.38%, 01/15/28(a)(b)	USD13,390	13,280,460
5.63%, 09/15/29(a)(b)	USD6,467	6,586,915
6.13%, 06/15/29(a)	USD19,933	20,520,711
Carvana Co.
9.00%, 06/01/30, (11.00% PIK or 13.00% Cash)(a)(b)(d)	USD26,698	28,005,417
9.00%, 06/01/31, (13.00% PIK or 13.00% Cash)(a)(b)(d)	USD31,756	35,756,693
EG Global Finance PLC, 12.00%, 11/30/28(a)(b)	USD20,943	22,812,877
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	USD8,521	8,603,642
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	USD16,535	15,932,023
6.75%, 01/15/30(a)(b)	USD18,861	17,586,562
FirstCash Inc.
4.63%, 09/01/28(a)	USD8,466	8,394,616
5.63%, 01/01/30(a)	USD10,793	10,843,280
6.88%, 03/01/32(a)	USD5,940	6,182,530
Gap Inc. (The)
3.63%, 10/01/29(a)	USD10,297	9,779,142
3.88%, 10/01/31(a)(b)	USD12,063	11,207,474
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	USD8,067	7,731,386
8.75%, 01/15/32(a)(b)	USD7,821	7,359,561
11.50%, 08/15/29(a)	USD8,675	8,954,675
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	USD12,106	11,854,491

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.38%, 01/15/30(a)(b)	USD8,714	$8,942,089
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	USD4,644	4,642,753
Kohl's Corp., 5.13%, 05/01/31	USD7,887	6,784,875
LBM Acquisition LLC
6.25%, 01/15/29(a)(b)	USD11,768	10,516,887
9.50%, 06/15/31(a)(b)	USD14,716	15,149,770
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD14,436	14,179,744
8.25%, 08/01/31(a)(b)	USD13,636	14,395,757
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	USD11,586	11,174,697
4.38%, 01/15/31(a)(b)	USD8,596	8,238,761
4.63%, 12/15/27(a)	USD4,403	4,394,853
5.50%, 10/01/30(a)(b)	USD8,955	9,017,528
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	USD6,363	6,403,714
7.38%, 08/01/33(a)(b)	USD8,343	8,780,542
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)	USD12,861	12,190,114
7.88%, 05/01/29(a)	USD19,639	17,858,986
Murphy Oil USA Inc.
3.75%, 02/15/31(a)	USD7,724	7,233,221
4.75%, 09/15/29	USD6,775	6,710,530
Nordstrom Inc.
4.25%, 08/01/31(b)	USD7,060	6,501,176
4.38%, 04/01/30(b)	USD8,126	7,694,528
Park River Holdings Inc.
8.00%, 03/15/31(a)	USD11,700	12,078,491
8.75%, 12/31/30(a)(b)	USD7,674	7,462,965
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)	USD33,730	34,009,224
10.00%, 09/15/33(a)	USD14,701	15,037,759
QVC Inc., 6.88%, 04/15/29(a)(b)	USD6,156	2,523,911
QXO Building Products Inc., 6.75%, 04/30/32(a)	USD35,572	37,240,007
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)(b)	USD24,194	8,467,712
SGUS LLC, 11.00%, 12/15/29(a)	USD17,074	14,055,050
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	USD8,745	8,541,721
4.88%, 11/15/31(a)(b)	USD8,048	7,722,425
Staples Inc.
10.75%, 09/01/29(a)	USD44,097	43,567,902
12.75%, 01/15/30(a)	USD14,358	11,360,717
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	USD9,706	9,305,757
Yum! Brands Inc.
3.63%, 03/15/31	USD17,390	16,461,901
4.63%, 01/31/32(b)	USD17,876	17,592,361
4.75%, 01/15/30(a)	USD12,526	12,558,376
5.38%, 04/01/32(b)	USD15,924	16,163,577
		896,156,888
Semiconductors — 0.2%
Kioxia Holdings Corp.
6.25%, 07/24/30	USD17,852	18,398,896
6.63%, 07/24/33(a)	USD18,138	18,911,359
		37,310,255
Security	Par (000)	Value
Software — 2.7%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	USD33,969	$33,762,108
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	USD14,399	11,854,427
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	USD12,652	10,785,512
Cloud Software Group Inc.
6.50%, 03/31/29(a)	USD68,123	68,721,992
6.63%, 08/15/33(a)(b)	USD17,050	17,005,244
8.25%, 06/30/32(a)	USD28,100	29,609,552
9.00%, 09/30/29(a)(b)	USD60,605	62,611,304
CoreWeave Inc.
9.00%, 02/01/31(a)(b)	USD28,635	25,881,834
9.25%, 06/01/30(a)(b)	USD33,239	30,678,842
Fair Isaac Corp.
4.00%, 06/15/28(a)(b)	USD12,708	12,515,498
6.00%, 05/15/33(a)(b)	USD23,491	24,198,718
Open Text Corp.
3.88%, 02/15/28(a)(b)	USD13,166	12,842,590
3.88%, 12/01/29(a)	USD14,395	13,633,361
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	USD14,839	14,142,818
4.13%, 12/01/31(a)(b)	USD10,680	9,924,661
ROBLOX Corp., 3.88%, 05/01/30(a)	USD14,126	13,499,286
Rocket Software Inc.
6.50%, 02/15/29(a)	USD8,280	8,062,436
9.00%, 11/28/28(a)	USD10,920	11,241,795
SS&C Technologies Inc.
5.50%, 09/30/27(a)	USD27,807	27,815,161
6.50%, 06/01/32(a)	USD11,076	11,504,307
Twilio Inc.
3.63%, 03/15/29(b)	USD6,325	6,101,173
3.88%, 03/15/31(b)	USD7,395	7,068,817
UKG Inc., 6.88%, 02/01/31(a)(b)	USD39,661	40,947,286
		504,408,722
Telecommunications — 5.3%
Altice Financing SA
5.00%, 01/15/28(a)	USD19,687	13,707,221
5.75%, 08/15/29(a)	USD32,073	21,793,658
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(a)	USD5,795	5,530,949
Altice France SA
6.50%, 04/15/32(a)	USD26,773	26,044,952
6.88%, 10/15/30(a)	USD12,336	12,107,779
6.88%, 07/15/32(a)	USD19,452	18,950,441
9.50%, 11/01/29(a)	USD22,726	23,364,557
Altice Holdings 1 SARL, 0.00%(a)(f)(h)	EUR3	51,209
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	USD30,420	29,400,930
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(e)	USD18,096	18,727,136
7.00%, 09/15/55, (5-year CMT + 2.36%)(e)	USD21,375	22,512,199
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.99%)(a)(e)	USD6,754	6,674,229
4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(e)	USD5,965	5,714,948
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	USD1,065	1,081,390

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
CommScope LLC
4.75%, 09/01/29(a)(b)	USD8,565	$8,558,910
7.13%, 07/01/28(a)	USD9,981	10,000,371
8.25%, 03/01/27(a)	USD13,359	13,407,485
9.50%, 12/15/31(a)(b)	USD15,393	15,613,954
CommScope Technologies LLC, 5.00%, 03/15/27(a)	USD6,758	6,742,957
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	USD31,378	33,368,608
EchoStar Corp., 6.75%, 11/30/30, (6.75% Cash or 6.75% PIK)(b)(d)	USD41,198	42,770,239
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	USD6,730	6,619,970
Series 2034, 6.00%, 09/30/34(a)	USD7,017	6,602,434
Series 2036, 7.20%, 07/18/36(a)	USD8,457	8,398,327
Series 2038, 7.72%, 06/04/38(a)	USD8,707	8,797,544
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD22,178	22,282,791
5.88%, 10/15/27(a)	USD20,469	20,501,413
5.88%, 11/01/29	USD10,889	11,037,296
6.00%, 01/15/30(a)	USD13,221	13,426,846
6.75%, 05/01/29(a)	USD18,948	19,136,298
8.63%, 03/15/31(a)(b)	USD14,784	15,618,122
8.75%, 05/15/30(a)(b)	USD19,560	20,432,274
Iliad Holding SAS
7.00%, 10/15/28(a)	USD16,445	16,680,048
7.00%, 04/15/32(a)	USD12,071	12,446,348
8.50%, 04/15/31(a)	USD15,261	16,349,987
Level 3 Financing Inc.
3.75%, 07/15/29(a)	USD7,404	6,536,459
3.88%, 10/15/30(a)	USD6,639	5,938,509
4.00%, 04/15/31(a)(b)	USD5,220	4,610,794
4.50%, 04/01/30(a)(b)	USD11,863	10,951,983
4.88%, 06/15/29(a)(b)	USD8,461	8,076,789
6.88%, 06/30/33(a)	USD32,068	32,693,098
7.00%, 03/31/34(a)(b)	USD35,631	36,448,411
Lumen Technologies Inc.
4.13%, 04/15/30(a)	USD1,778	1,765,338
10.00%, 10/15/32(a)	USD6,125	6,172,108
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(b)(e)	USD9,930	9,877,331
7.00%, 04/15/55, (5-year CMT + 2.65%)(e)	USD17,243	17,964,026
7.13%, 04/15/55, (5-year CMT + 2.62%)(e)	USD16,992	17,968,670
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(e)	USD11,410	11,696,373
7.00%, 10/15/55, (5-year CMT + 2.71%)(e)	USD12,491	13,090,469
Viasat Inc.
5.63%, 04/15/27(a)(b)	USD8,507	8,518,201
6.50%, 07/15/28(a)	USD5,456	5,320,600
7.50%, 05/30/31(a)(b)	USD12,593	11,900,241
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	USD21,224	19,372,737
4.75%, 07/15/31(a)	USD21,292	19,635,242
6.75%, 01/15/33(a)	USD16,136	16,051,241
7.75%, 04/15/32(a)(b)	USD9,878	10,252,890
Security	Par (000)	Value
Telecommunications (continued)
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(e)	USD12,433	$11,705,914
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(e)	USD33,370	35,027,601
Windstream Services LLC, 7.50%, 10/15/33(a)(b)	USD25,821	26,347,903
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	USD32,910	34,243,257
WULF Compute LLC, 7.75%, 10/15/30(a)	USD39,102	40,424,977
Zayo Group Holdings Inc.
9.25%, 03/09/30, (5.75% Cash and 0.50% PIK)(a)(d)	USD20,592	18,985,188
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(b)(d)	USD13,780	12,217,048
		988,247,218
Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	USD19,994	7,069,361
XPO Inc.
7.13%, 06/01/31(a)(b)	USD6,019	6,286,448
7.13%, 02/01/32(a)(b)	USD10,232	10,783,949
		24,139,758
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	USD18,238	18,304,053
5.88%, 04/15/33(a)(b)	USD8,048	8,142,256
7.00%, 05/01/31(a)	USD11,767	12,331,728
7.00%, 06/15/32(a)	USD13,541	14,198,900
7.88%, 12/01/30(a)	USD9,455	10,062,579
		63,039,516
Total Corporate Bonds & Notes — 98.0% (Cost: $18,691,619,239)		18,233,081,675
Floating Rate Loan Interests
Media — 0.0%
Radiate Holdco, LLC, (1-mo. CME Term SOFR at 0.00% Floor + 5.11% and 1.50% PIK), 0.00%, 09/25/29(e)	$17	12,669
Total Floating Rate Loan Interests — 0.0% (Cost: $12,669)		12,669
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	203,107	1,104,902
Metals & Mining — 0.0%
Yeoman CAP S.A., NVS(c)	1,074,494	6,235,023
Total Common Stocks — 0.0% (Cost $47,416,975)		7,339,925
Total Long-Term Investments — 98.0% (Cost: $18,739,048,883)		18,240,434,269

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 14.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(i)(j)(k)	2,577,404,202	$2,578,692,904
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(i)(j)	80,170,000	80,170,000
Total Short-Term Securities — 14.3% (Cost: $2,657,337,673)		2,658,862,904
Total Investments — 112.3% (Cost: $21,396,386,556)		20,899,297,173
Liabilities in Excess of Other Assets — (12.3)%		(2,288,299,926)
Net Assets — 100.0%		$18,610,997,247

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Zero-coupon bond.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$2,699,971,297	$—	$(121,273,211)(a)	$(43,830)	$38,648	$2,578,692,904	2,577,404,202	$10,086,610 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	160,690,000	—	(80,520,000)(a)	—	—	80,170,000	80,170,000	2,362,930	—
				$(43,830)	$38,648	$2,658,862,904		$12,449,540	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$18,215,665,607	$17,416,068	$18,233,081,675
Floating Rate Loan Interests	—	12,669	—	12,669
Common Stocks	—	—	7,339,925	7,339,925
Short-Term Securities
Money Market Funds	2,658,862,904	—	—	2,658,862,904
	$2,658,862,904	$18,215,678,276	$24,755,993	$20,899,297,173

Currency Abbreviation
EUR	Euro

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares

PIK	Payment-in-kind
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate